Significant Accounting Policies (Details) - Schedule of property and equipment, net	12 Months Ended
Dec. 31, 2020
Computers and software [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Useful Life	3 years
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Useful Life	7 years
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Useful Life	3 years